RELATED PARTIES	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIESThe Company’s related parties for the first semester (until the merger approved on June 23, 2023) include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors and members of the executive committee.
The remuneration of directors and members of the executive committee was as set forth in the table below.

	06/30/2022			06/30/2023
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	630	110	222	875	11	136
Executive committee	993	61	20	368	8	(169)
Board of directors	193			156	—	—
Total	1,816	171	242	1,399	19	(33)
On June 23, 2023 following the merger, a new governance structure was implemented, with Didier Hoch as Chairman of the Board of Directors, Gil Beyen as Vice Chairman, Thibaut du Fayet as Chief Executive Officer and two Deputy General Managers (Jérôme Bailly and Eric Soyer) and members of the Board of Directors and members of the executive committee.
On June 23, 2023, the Board of Directors authorized the agreements and commitments listed below and covered by Articles L. 225-38 et seq. of the French Commercial Code in favor of Mr. Thibaut du Fayet, the Company's Chief Executive Officer:
•Severance pay equal to twelve times the average monthly remuneration received during the twelve months preceding the revocation decision or the expiry of the term of office, subject to performance conditions;
•Additional retirement agreement: the contributions financing the additional retirement agreement with defined contributions would be entirely assumed by the Company;
•Health insurance: the Company will pay 60% of the total monthly contribution to the health insurance scheme, in accordance with the established agreement;
•Death, disability and incapacity coverage:
•General scheme: the Company will pay 60% of contributions to the general employee benefits scheme.
•Supplementary retirement plan: 50% of the contributions to the supplementary retirement plan will be paid by the Company.
•Additional provident fund: contributions to finance the supplementary benefit plan will be fully paid by the Company.
As a result of a termination or change of duties,the Chief Executive Officer and the two Deputy General Managers, could receive a compensation equal to their remuneration during the last 12 months, as well as non-competition indemnities of up to 18 months salary.
The Company has no other related parties.